Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense, including amortization of internal use software	$ 9.7	$ 9.2	$ 9.7
Software and Development Costs
Property, Plant and Equipment [Line Items]
Capitalized software development costs	10.5	8.3	5.5
Amortization expense	6.7	6.0	5.6
Unamortized software development costs	$ 18.7